ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 8, 2020	Lisa M. Henry T +1 617 951 7780 Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on May 15, 2020 under Rule 497(e) (SEC Accession No. 0001193125-20-144070), to the Prospectus for AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, dated February 1, 2020; the Prospectus for AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ Global Risk-Balanced Fund and AMG FQ Long-Short Equity Fund, dated March 1, 2020; and the Prospectus for AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund and AMG GW&K Core Bond ESG Fund, dated March 1, 2020.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry